Select Balance Sheet Accounts	9 Months Ended
Sep. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Select Balance Sheet Accounts

10.	Select Balance Sheet Accounts

Vendor Deposits

During 2021, the Company paid $60 thousand to Salt River Project, an Arizona utility company, as a refundable deposit for engineering services for implementation of additional electricity capacity to facilitate the development of the Company’s 1.5MW charging capabilities. Additionally, the Company recorded a total of $30 thousand in 2021 for deposits on equipment purchases to be delivered at future dates. At September 30, 2022 the company had total Vendor deposits of $290 thousand. The company had $100 thousand in Vendor deposits at December 31, 2021. Vendor deposits made during the period ended September 30, 2022 consisted of $200 thousand in deposits on battery testing equipment and miscellaneous other machinery and equipment.

Advanced Customer Deposits

The Company defers the recognition of revenue when cash payments are received or due in advance of satisfying the Company’s performance obligations, including amounts which are refundable. As of September 30, 2022 the Advanced customer deposit balance of $522 thousand relates entirely to a customer order for Platform prototypes to be produced and delivered at a later date.